Consolidated statements of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income	€ 894,325	€ 1,219,028	€ 1,435,832
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	1,838,363	1,623,676	1,785,899
Change in deferred taxes, net	(41,471)	67,259	111,104
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	(99,268)	44,088	(58,364)
Income from equity method investees	(66,559)	(92,175)	(94,518)
Interest expense, net	292,476	280,429	368,019
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties	(76,658)	(100,548)	11,611
Inventories	(204,307)	(48,530)	(355,831)
Other current and non-current assets	154,031	164,201	(178,473)
Accounts receivable from related parties	29,976	(62,649)	60,084
Accounts payable to related parties	(8,726)	19,696	(16,311)
Accounts payable to unrelated parties, provisions and other current and non-current liabilities	(348,063)	(383,651)	1,389,928
Income tax liabilities	325,680	313,713	324,455
Received dividends from investments in equity method investees	95,213	58,472	89,419
Paid interest	(350,681)	(341,629)	(379,994)
Received interest	67,663	73,170	41,959
Paid income taxes	(334,615)	(345,052)	(301,663)
Net cash provided by (used in) operating activities	2,167,379	2,489,498	4,233,156
Investing activities
Purchases of property, plant and equipment and capitalized development costs	(723,988)	(854,360)	(1,051,983)
Acquisitions, net of cash acquired, investments and purchases of intangible assets	(59,133)	(434,171)	(258,985)
Investments in debt securities	(105,641)	(129,081)	(96,401)
Proceeds from sale of property, plant and equipment	36,205	24,424	15,578
Proceeds from divestitures	60,161	52,444	14,608
Proceeds from sale of debt securities	57,671	144,516	42,241
Net cash provided by (used in) investing activities	(734,725)	(1,196,228)	(1,334,942)
Financing activities
Proceeds from short-term debt from unrelated parties	633,094	1,716,261	213,116
Repayments of short-term debt from unrelated parties	(1,144,751)	(600,484)	(1,304,526)
Proceeds from short-term debt from related parties	84,000	87,946	581,711
Repayments of short-term debt from related parties	(157,500)	(26,766)	(587,180)
Proceeds from long-term debt	986,922	1,244,094	2,120,905
Repayments of long-term debt	(744,620)	(2,083,000)	(1,586,218)
Repayments of lease liabilities from unrelated parties	(752,884)	(675,639)	(683,614)
Repayments of lease liabilities from related parties	(22,268)	(21,315)	(20,185)
Increase (decrease) of accounts receivable facility	94,962		(373,840)
Proceeds from exercise of stock options	20,153	6,511	12,653
Purchase of treasury stock			(365,988)
Dividends paid	(395,556)	(392,455)	(351,170)
Distributions to noncontrolling interests	(307,417)	(334,844)	(366,277)
Contributions from noncontrolling interests	88,505	55,309	46,586
Net cash provided by (used in) financing activities	(1,617,360)	(1,024,382)	(2,664,027)
Effect of exchange rate changes on cash and cash equivalents	(23,162)	131,228	(160,371)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(207,868)	400,116	73,816
Cash and cash equivalents at beginning of period	1,481,655	1,081,539	1,007,723
Cash and cash equivalents at end of period	€ 1,273,787	€ 1,481,655	€ 1,081,539